LOSSES PER SHARE	6 Months Ended
Jun. 30, 2022
LOSSES PER SHARE
LOSSES PER SHARE

18.  LOSSES PER SHARE

Basic and diluted losses per share for each of the six months ended June 30, 2021 and 2022 presented is calculated as follows:

	For the six months ended June 30,
	2021		2022
	US$	US$	US$	US$
	Class A	Class B	Class A	Class B

Losses per share from continuing operations—basic:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share—basic	(11,142)	—	(24,036)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	542,881,483	99	717,955,766	99
Denominator used for losses per share	542,881,483	99	717,955,766	99
Losses per share from continuing operations — basic	(0.020)	—	(0.033)	—

Losses per share from continuing operations—diluted:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(11,142)	—	(24,036)	—
Reallocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	—	—	—	—
Net loss from continuing operations attributable to ordinary shareholders	(11,142)	—	(24,036)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	542,881,483	99	717,955,766	99
Conversion of Class B to Class A ordinary shares	99	—	99	—
Denominator used for losses per share	542,881,582	99	717,955,865	99
Losses per share from continuing operations—diluted	(0.020)	—	(0.033)	—

Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	54,288,148	—	71,795,577	—
Denominator used for losses per ADS - diluted	54,288,158	—	71,795,587	—
Losses from continuing operations per ADS – basic	(0.200)	—	(0.330)	—
Losses from continuing operations per ADS – diluted	(0.200)	—	(0.330)	—

18.  LOSSES PER SHARE (continued)

	For the six months ended June 30,
	2021		2022
	US$	US$	US$	US$
	Class A	Class B	Class A	Class A

Losses per share from discontinued operations—basic:
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share—basic	(1,998)	—	—	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	542,881,483	99	717,955,766	99
Denominator used for losses per share	542,881,483	99	717,955,766	99
Losses per share from discontinued operations — basic	(0.004)	—	—	—

Losses per share from discontinued operations—diluted:
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(1,998)	—	—	—
Reallocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	—	—	—	—
Net loss from discontinued operations attributable to ordinary shareholders	(1,998)	—	—	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	542,881,483	99	717,955,766	99
Conversion of Class B to Class A ordinary shares	99	—	99	—
Denominator used for losses per share	542,881,582	99	717,955,865	99
Losses per share from discontinued operations—diluted	(0.004)	—	—	—

Losses from discontinued operations per ADS:
Denominator used for losses per ADS - basic	54,288,148	—	71,795,577	—
Denominator used for losses per ADS - diluted	54,288,158	—	71,795,587	—
Losses from discontinued operations per ADS – basic	(0.040)	—	—	—
Losses from discontinued operations per ADS – diluted	(0.040)	—	—	—